Joint Ventures and Variable Interest Entities (Tables)	12 Months Ended
Sep. 30, 2014
Joint Ventures and Variable Interest Entities
Summary of unaudited financial information of the consolidated joint ventures

	September 30, 2014	September 30, 2013
	(in millions)
Current assets	$314.1	$185.7
Non-current assets	106.2	—

Total assets	$420.3	$185.7

Current liabilities	$229.1	$38.9
Non-current liabilities	—	—

Total liabilities	229.1	38.9
Total AECOM equity	116.6	106.8
Noncontrolling interests	74.6	40.0

Total owners' equity	191.2	146.8

Total liabilities and owners' equity	$420.3	$185.7

Summary of unaudited financial information of the unconsolidated joint ventures

	September 30, 2014	September 30, 2013
	(in millions)
Current assets	$539.6	$525.5
Non-current assets	273.7	98.7

Total assets	$813.3	$624.2

Current liabilities	$397.9	$384.1
Non-current liabilities	91.0	17.5

Total liabilities	488.9	401.6
Joint venturers' equity	324.4	222.6

Total liabilities and joint venturers' equity	$813.3	$624.2

AECOM's investment in joint ventures	$142.9	$106.4

Summary of AECOM's equity in earnings of unconsolidated joint ventures
	Fiscal Year Ended
	September 30, 2014	September 30, 2013	September 30, 2012
	(in millions)
Pass through joint ventures	$10.2	$6.4	$5.2
Other joint ventures	47.7	17.9	43.4

Total	$57.9	$24.3	$48.6